Subordinated liabilities	6 Months Ended
Jun. 30, 2023
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.23	Year ended 31.12.22
	£m	£m
Opening balance	38,253	32,185
Issuances	3,502	15,381
Redemptions	(3,661)	(8,367)
Other	(1,769)	(946)
Closing balance	36,325	38,253

Designated at fair value (Note 5)	503	521
Total subordinated liabilities	36,828	38,774
Issuances of £3,502m comprise £3,365m in intra-group loans from Barclays PLC and £137m USD Floating Rate Notes issued externally by a Barclays Bank PLC subsidiary.
Redemptions of £3,661m comprise £3,644m in intra-group loans from Barclays PLC and £17m USD Floating Rate Notes issued externally by a Barclays Bank PLC subsidiary.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.